Note 8 - Restricted Funds (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets Held-in-trust	$ 625,000	$ 625,000
State of Missouri [Member]
Deposit Assets	300,000
Minimum [Member]
Assets Held-in-trust	$ 400,000